UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: May 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) — 96.6%
AEROSPACE — 4.0%
	AWAS Capital, Inc.
5,140,450	Second Lien Term Loan, 7.25%, 03/15/13	2,210,394
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 4.64%, 06/01/11	1,225,714
4,285,714	Tranche A-2 Term Loan, 4.64%, 06/01/11	3,064,286
	Delta Air Lines, Inc.
980,000	Credit-Linked Deposit Loan, 2.20%, 04/30/12	847,700
8,842,500	Second Lien Term Loan, 3.66%, 04/30/14	5,791,838
4,005,765	Term Loan Equipment Notes, 4.73%, 09/29/12	2,593,733
	IAP Worldwide Services, Inc.
2,723,518	First Lien Term Loan, PIK, 9.25%, 12/30/12	1,656,812
3,658,601	Second Lien Term Loan, PIK, 10.50%, 06/18/13	786,599
	US Airways Group, Inc.
14,965,000	Term Loan, 2.81%, 03/21/14	8,353,688

		26,530,764

BROADCASTING — 4.4%
	All3Media Intermediate Ltd.
4,874,517	Facility B1, 3.05%, 08/31/14	3,107,504
	ComCorp Broadcasting, Inc.
228,545	Revolving Loan, 7.75%, 10/02/12 (b) (c)	124,854
2,285,452	Term Loan, 7.75%, 04/02/13 (b) (c)	1,248,542
	Univision Communications, Inc.
17,081,410	Initial Term Loan, 2.57%, 09/29/14	11,860,904
	Young Broadcasting, Inc.
27,689,047	Term Loan, 4.75%, 11/03/12 (d)	12,771,573

		29,113,377

CABLE/WIRELESS VIDEO — 9.3%
	Broadstripe, LLC
4,277,433	First Lien Term Loan, 9.25%, 06/30/11 (b) (d)	3,630,685
45,559,639	First Lien Term Loan, PIK, 9.81%, 06/30/11 (b) (d)	38,671,022
1,428,203	Revolving Loan, 9.75%, 06/30/11 (b) (d)	1,212,259
	Charter Communications Operating, LLC
6,250,000	New Term Loan, 03/05/14 (f)	5,416,688
	Northland Cable Television, Inc.
4,837,500	First Lien Term Loan B, 4.37%, 12/22/12	3,265,313
6,000,000	Second Lien Term Loan, 8.43%, 06/22/13	3,300,000
	Virgin Media Investment Holdings Ltd.
5,880,800	B4 Facility, 3.10%, 09/03/12	5,645,568

		61,141,535

Principal Amount ($)		Value ($)
CHEMICALS — 2.1%
	Ashland Inc.
1,489,529	Term Loan B Borrowing, 05/13/14 (f)	1,491,391
	Brenntag Holding GmbH & Co.
1,000,000	Second Lien Facility 2, 5.50%, 07/17/15	685,000
	Georgia Gulf Corp.
8,559,151	Term Loan, 8.91%, 10/03/13	5,977,154
	Nalco Co.
1,500,000	Term Loan, 6.50%, 05/13/16	1,506,563
	Tronox Worldwide LLC
5,946,055	Revolving Credit Loan, 5.93%, 11/28/10 (e)	4,459,541

		14,119,649

CONSUMER NON-DURABLES — 0.3%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
3,780,472	First Lien Term Loan, 2.32%, 03/16/14	1,940,630

DIVERSIFIED MEDIA — 5.8%
	Cinemark USA, Inc.
8,692,007	Term Loan, 2.16%, 10/05/13	8,077,047
	Clarke American Corp.
9,825,000	Tranche B Term Loan, 3.28%, 06/30/14	7,702,800
	Cydcor, Inc.
5,722,328	First Lien Tranche B Term Loan, 9.00%, 02/05/13	4,577,862
	DTN, Inc.
5,799,446	Tranche C Term Loan, 5.87%, 03/10/13	5,118,011
	Endurance Business Media, Inc.
2,742,230	Term Loan, 4.75%, 07/26/13 (d)	1,645,338
	Metro-Goldwyn-Mayer, Inc.
13,594,896	Tranche B Term Loan, 3.57%, 04/09/12	7,893,537
1,000,000	Tranche B-1 Term Loan, 04/08/12 (f)	580,625
	Regal Cinemas Corp.
3,000,000	New Term Loan, 4.97%, 10/27/13 (f)	2,889,840

		38,485,060

ENERGY — 2.9%
	Alon USA Energy, Inc.
196,161	Edgington Facility, 2.89%, 08/05/13	118,677
1,569,285	Paramount Facility, 2.65%, 08/05/13	949,418
	Coffeyville Resources, LLC
770,589	Funded Letter of Credit, 8.75%, 12/28/10	691,218
2,475,695	Tranche D Term Loan, 8.75%, 12/30/13	2,220,699
	Monitor US Finco, Inc.
919,772	Second Lien Term Loan, 17.20%, 01/11/15 (b) (d)	18,763
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
ENERGY (continued)
	Panda Hereford Ethanol, L.P.
5,000,000	Tranche A Term Loan, 11.00%, 07/28/13 (d)	1,125,000
	Resolute Aneth, LLC
10,714,286	Second Lien Term Loan, 5.54%, 06/26/13	6,696,429
	Value Creation, Inc.
13,143,283	Term Loan, PIK, 12.50%, 02/05/10	4,928,731
	Venoco, Inc.
2,966,913	Second Lien Term Loan, 4.38%, 05/07/14	2,096,317

		18,845,252

FINANCIAL — 0.9%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.82%, 05/01/13 (d)	312,500
	HUB International Ltd.
1,069,581	Delayed Draw Term Loan, 3.72%, 06/13/14	897,116
4,752,620	Initial Term Loan, 3.72%, 06/13/14	3,986,283
	Online Resources Corp.
850,000	Term Loan, 2.82%, 02/09/12	646,000

		5,841,899

FOOD/TOBACCO — 4.4%
	Aramark Canada Ltd.
4,887,500	Canadian Term Loan, 3.10%, 01/26/14	4,252,125
	Dole Food Co., Inc.
280,082	Credit Linked Deposit, 8.00%, 04/12/13 (f)	280,183
490,875	Tranche B Term Loan, 7.96%, 04/12/13 (f)	491,051
	DS Waters of America, Inc.
2,765,833	Term Loan, 2.57%, 10/29/12	2,302,556
	Solvest, Ltd.
1,829,043	Tranche C Term Loan, 8.00%, 04/12/13 (f)	1,829,701
	Sturm Foods, Inc.
4,459,620	Initial First Lien Term Loan, 3.62%, 01/31/14	3,850,124
	Wm Wrigley Jr. Co.
11,097,500	Tranche B Term Loan, 6.50%, 10/06/14 (f)	11,143,555
	WM. Bolthouse Farms, Inc.
5,531,838	First Lien Term Loan, 2.63%, 12/16/12	5,158,439

		29,307,734

FOREST PRODUCTS/CONTAINERS — 1.3%
	Boise Paper Holdings, LLC
6,000,000	Second Lien Term Loan, 9.25%, 02/23/15	3,920,010
	Inuit US Holdings, Inc.
4,504,824	Facility B2, 2.69%, 06/13/15	2,128,529

Principal Amount ($)		Value ($)
FOREST PRODUCTS/CONTAINERS (continued)
4,495,176	Facility C2, 2.94%,06/13/16	2,146,447

		8,194,986

GAMING/LEISURE — 12.9%
	Drake Hotel Acquisition
6,041,285	B Note 1, 8.27% (b) (d)	—
	Fontainebleau Florida Hotel, LLC
57,500,000	Tranche C Term Loan, 7.33%, 06/06/12	37,375,000
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit- Linked Deposit, 7.75%, 06/08/11 (d) (g)	1,751,432
31,288,508	First Lien Tranche B Term Loan, 7.75%, 06/08/11 (d) (g)	3,754,621
7,000,000	Second Lien Term Loan, 11.75%, 06/08/12 (d)	140,000
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 3.60%, 08/16/14	570,000
	Kuilima Resort Co.
1,456,745	First Lien Term Loan, 8.75%, 09/30/10 (d)	—
	Lake at Las Vegas Joint Venture
15,790,009	Revolving Loan Credit-Linked Deposit Account, 14.35%, 06/20/12 (d)	315,800
29,991,997	Term Loan (DIP), PIK, 9.82%, 07/16/09	27,742,598
29,455,513	Term Loan, PIK, 14.35%, 06/20/12 (d)	—
123,822,999	Term Loan, PIK, 18.35%, 06/20/12 (d)	2,476,460
	Tamarack Resort, LLC
332,579	Term Loan, 18.00%, 04/17/09	332,787
3,196,689	Tranche A Credit-Linked Deposit, 2.60%, 05/19/11 (d)	1,278,675
4,723,108	Tranche B Term Loan, 8.25%, 05/19/11 (d)	1,889,243
	WAICCS Las Vegas 3 LLC
13,000,000	First Lien Term Loan, 3.82%, 07/30/09	5,850,000
13,000,000	Second Lien Term Loan, 9.32%, 07/30/09	1,950,000

		85,426,616

HEALTHCARE — 19.4%
	Aveta, Inc.
3,340,667	MMM Original Term Loan, 5.82%, 08/22/11 (f)	2,850,006
496,272	NAMM New Term Loan, 5.82%, 08/22/11 (f)	423,381
894,258	NAMM Original Term Loan, 5.82%, 08/22/11 (f)	762,914
2,737,752	PHMC Acqusition Term Loan, 5.82%, 08/22/11 (f)	2,335,645
	CCS Medical, Inc.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE (continued)
42,791,289	First Lien Term Loan, 4.97%, 09/30/12 (d)	21,681,062
4,750,000	Second Lien Term Loan, 9.22%, 03/30/13 (d)	896,563
	Danish Holdco A/S
3,365,689	Facility B5, 3.33%, 05/29/15	2,154,041
2,500,000	Facility D, 4.96%, 11/01/16	875,000
	Fenwal, Inc.
711,920	Delayed Draw First Lien Term Loan, 2.92%, 02/28/14	544,619
4,186,088	Initial First Lien Term Loan, 2.92%, 02/28/14	3,212,823
	Graceway Pharmaceuticals, LLC
6,500,000	Mezzanine Loan, 8.57%, 11/03/13	1,625,000
	HCA, Inc.
786,063	Tranche A-1 Term Loan, 2.97%, 11/17/12	708,439
10,117,386	Tranche B-1 Term Loan, 3.47%, 11/18/13	9,056,477
	IM US Holdings, LLC
13,490,673	First Lien Term Loan, 3.84%, 06/26/14	12,554,757
1,000,000	Second Lien Term Loan, 4.57%, 06/26/15	907,500
	LifeCare Holdings
11,364,226	Term Loan, 5.29%, 08/11/12	6,761,715
	Mylan, Inc.
6,818,000	U.S. Tranche B Term Loan, 4.33%, 10/02/14	6,500,997
	Nyco Holdings 3 ApS
9,109,858	Facility B2, 3.47%, 12/29/14	7,413,147
9,109,858	Facility C2, 4.22%, 12/29/15	7,457,102
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	375,000
	Select Medical Corp.
2,940,000	Additional Tranche B Term Loan, 2.71%, 02/24/12	2,666,213
11,022,463	Tranche B Term Loan, 2.72%, 02/24/12	9,995,996
	Talecris Biotherapeutics Holdings Corp.
19,479,879	First Lien Term Loan, 4.42%, 12/06/13	18,018,888
9,500,000	Second Lien Term Loan, 7.42%, 12/06/14	8,391,683

		128,168,968

HOUSING — 3.2%
	Custom Building Products, Inc.
2,364,538	First Lien Term Loan, 8.00%, 10/29/11	2,012,813

Principal Amount ($)		Value ($)
HOUSING (continued)
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 2.10%, 08/09/10 (b)	1,443,997
	Kyle Acquisition Group LLC
1,692,857	Facility B, 6.00%, 07/20/09 (d)	149,530
1,307,143	Facility C, 6.00%, 07/20/11 (d)	115,460
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan, 5.50%, 01/18/10 (d)	24,244
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 7.48% (b) (d)	—
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 8.48% (b) (d)	—
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 2.10%, 08/09/09 (b)	408,678
	November 2005 Land Investors, LLC
1,556,102	First Lien Term Loan, 4.13%, 05/09/11	778,051
	Pacific Clarion, LLC
10,891,261	Term Loan, 15.00% (b) (d) (h)	1,101,106
	Roofing Supply Group, LLC
2,835,111	Term Loan, 7.25%, 08/24/13	2,140,509
	Westgate Investments, LLC
17,701,459	Senior Secured Loan, PIK, 15.00%, 09/25/10 (d) (h)	6,195,510
4,873,131	Third Lien Term Loan, PIK, 18.00%, 06/30/15 (d) (e) (h)	487,313
	Weststate Land Partners, LLC
4,000,000	First Lien Term Loan, 5.50% (d)	1,400,000
	Withers Preserve MB-I
4,237,189	B-Note, 5.90%, 07/01/09 (b)	2,882,983
	Woodlands Commercial Properties Co., LP
400,000	Secured Term Loan, 2.62%, 08/29/09	362,348
	Woodlands Land Development Co., LP
1,600,000	Secured Term Loan, 2.62%, 08/29/09	1,449,392

		20,951,934

INFORMATION TECHNOLOGY — 4.3%
	Applied Systems, Inc.
1,369,810	Term Loan, 3.60%, 09/26/13	1,239,678
	Aspect Software, Inc.
2,545,000	Second Lien Term Loan, 7.38%, 07/11/12	865,300
	Brocade Communications Systems
3,000,000	Term Loan, 7.00%, 10/07/13 (f)	2,972,490
	Infor Enterprise Solutions Holdings, Inc.
5,709,986	Delayed Draw Term Loan, 4.07%, 07/30/12	4,325,314
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
10,944,140	Initial U.S. Term Loan, 4.07%, 07/30/12	8,290,186
	SCS Holdings II, Inc.
2,238,467	First Lien Term Loan, 3.97%, 11/30/12	1,790,774
2,000,000	Second Lien Term Loan, 7.22%, 05/30/13	1,050,000
	Serena Software, Inc.
4,749,261	Term Loan, 2.92%, 03/10/13	4,036,872
	SunGard Data Systems, Inc.
3,980,000	Incremental Term Loan, 6.75%, 02/28/14	3,942,190

		28,512,804

MANUFACTURING — 1.9%
	Acument Global Technologies, Inc.
1,950,000	Term Loan, 5.72%, 08/11/13	926,250
	Brand Energy & Infrastructure Services, Inc.
2,940,000	First Lien Term Loan B, 3.24%, 02/07/14	2,447,550
	Hillman Group, Inc.
4,528,734	Term Loan B, 3.85%, 03/31/11	4,121,148
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
2,159,172	B-2 Facility, 2.91%, 06/22/14	1,333,289
2,158,474	C-2 Facility, 3.16%, 06/22/15	1,343,650
	United Central Industrial Supply Co., LLC
2,783,740	Term Loan, 2.59%, 03/31/12	2,630,634

		12,802,521

METALS/MINERALS — 1.9%
	Euramax International Holdings B.V.
1,666,184	European Second Lien Term Loan, 13.00%, 06/29/13	99,971
	Euramax International, Inc.
4,213,066	Domestic Second Lien Term Loan, 13.00%, 06/29/13	273,849
3,947,330	Domestic Term Loan, 8.75%, 06/29/12	967,096
	Murray Energy Corp.
11,318,531	First Lien Tranche B Term Loan, 6.94%, 01/28/10	10,922,382

		12,263,298

RETAIL — 2.5%
	Blockbuster, Inc.
3,000,000	Tranche B Term Loan, 5.36%, 08/20/11 (f)	2,173,740
	Burlington Coat Factory Warehouse Corp.
2,141,821	Term Loan, 2.57%, 05/28/13	1,509,320

Principal Amount ($)		Value ($)
RETAIL (continued)
	Dollar General Corp.
7,000,000	Tranche B-2 Term Loan, 3.07%, 07/07/14	6,447,315
	Home Interiors & Gifts, Inc.
34,861,368	Proof of Claims, 03/31/11 (b) (d)	359,072
	Revlon Consumer Products
1,000,000	Term Loan, 01/15/12 (f)	881,500
	Spirit Finance Corp.
17,500,000	Term Loan, 4.03%, 08/01/13	4,900,000

		16,270,947

SERVICE — 5.5%
	Audio Visual Services Group, Inc.
4,079,600	Second Lien Loan, PIK, 7.72%, 08/28/14	428,358
	First Data Corp.
12,816,843	Initial Tranche B-1 Term Loan, 3.06%, 09/24/14	9,539,769
	NES Rentals Holdings, Inc.
5,602,849	Second Lien Permanent Term Loan, 8.06%, 07/20/13	2,586,639
	Penhall Holding Co.
3,169,399	Term Loan, 10.00%, 04/01/12	792,350
	Sabre, Inc.
8,857,789	Initial Term Loan, 3.04%, 09/30/14	6,168,431
	Safety-Kleen Systems, Inc.
799,876	Synthetic Letter of Credit, 2.94%, 08/02/13	711,890
2,989,538	Term Loan B, 2.94%, 08/02/13	2,660,689
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.82%, 12/08/13	550,000
	Travelport LLC
15,000,000	Letter of Credit, 3.47%, 08/23/13	11,206,275
	Valleycrest Cos., LLC
1,847,135	New Term Loan, 3.26%, 10/04/13	1,385,351

		36,029,752

TELECOMMUNICATIONS — 1.0%
	Consolidated Communications, Inc.
3,000,000	Initial Term Loan, 2.82%, 12/31/14	2,441,250
	Hargray Acquisition Co.,/DPC Acquisition LLC/HCP Acquisition LLC
2,000,000	Second Lien Term Loan, 6.51%, 01/29/15	920,000
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.86%, 04/13/15	650,000
	Level 3 Financing, Inc.
2,050,000	Tranche A Term Loan, 3.16%, 03/13/14	1,655,693
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,025,205
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
TELECOMMUNICATIONS (continued)
	NATG Holdings, LLC
111,543	Term Loan A, 6.75% (b) (d)	8,923
82,499	Term Loan B-1, 7.25% (b) (d)	8,250
	Tranche A Credit-Linked
9,116	Certificate of Deposit, 6.08% (b) (d)	—

		6,709,321

TRANSPORTATION — AUTOMOTIVE — 1.8%
	Key Safety Systems, Inc.
18,772,893	First Lien Term Loan, 3.26%, 03/08/14	7,157,165
2,000,000	Second Lien Term Loan, 5.78%, 09/08/14	330,000
	Motor Coach Industries International, Inc.
2,108,274	Second Lien Tranche A, 11.75%, 06/30/12 (b)	1,824,290
1,298,915	Second Lien Tranche B, 11.75%, 06/30/12 (b)	1,123,951
	Remy International, Inc.
2,929,291	First Lien Tranche B Term Loan, 6.57%, 12/06/13	1,435,352

		11,870,758

TRANSPORTATION — LAND TRANSPORTATION — 0.2%
	JHT Holdings, Inc
17,843	Second Lien Term Loan, PIK, 12.50%, 10/24/13 (b)	11,501
	SIRVA Worldwide, Inc.
896,686	Revolving Credit Loan (Exit Finance), 3.71%, 05/12/12 (e)	403,509
3,576,050	Second Lien Term Loan, PIK, 12.00%, 05/12/15	357,605
1,629,723	Term Loan (Exit Finance), 9.50%, 05/12/12	814,861

		1,587,476

UTILITY — 5.8%
	Bosque Power Co., LLC
9,452,941	Term Loan, 7.03%, 01/16/15	7,136,971
	Calpine Corp.
5,954,774	First Priority Term Loan, 4.10%, 03/29/14	5,198,011
	Coleto Creek Power, LP
512,291	First Lien Synthetic Letter of Credit, 3.97%, 06/28/13	397,881
8,154,936	First Lien Term Loan, 3.71%, 06/28/13	6,333,694
5,835,000	Second Lien Term Loan, 4.76%, 06/28/13	3,569,065
	EBG Holdings LLC
3,783,702	Mezzanine, PIK, 7.32%, 12/21/16	217,563

Principal Amount ($)		Value ($)
UTILITY (continued)
	Entegra TC LLC
5,785,583	Third Lien Term Loan, PIK, 7.22%, 10/19/15	1,627,195
	GBGH, LLC
4,059,718	Advance First Lien Term Loan, PIK, 11.50%, 08/07/13 (b) (d)	881,771
	Longview Power, LLC
1,125,000	Construction Loan, 3.87%, 08/31/11	853,121
2,000,000	Synthetic Revolving Loan, 3.50%, 02/28/13	1,434,920
	Texas Competitive Electric Holdings Co., LLC
10,834,138	Initial Tranche B-2 Term Loan, 3.88%, 10/10/14 (f)	7,527,451
	TPF Generation Holdings, LLC
4,000,000	Second Lien Term Loan, 4.57%, 12/15/14	3,196,000

		38,373,643

WIRELESS COMMUNICATIONS — 0.8%
	Cricket Communications, Inc.
1,000,000	Term B Loan, 5.75%, 06/16/13	1,009,065
	MetroPCS Wireless, Inc.
4,254,410	Tranche B Term Loan, 3.07%, 11/03/13	4,059,493

		5,068,558

	Total US Senior Loans (Cost $1,177,130,307)	637,557,482

Principal Amount
Foreign Denominated Senior Loans (a) — 16.1%
AUSTRALIA — 2.2%
AUD
	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 5.30%, 12/31/12	1,119,312
12,545,336	Facility B, Tranche 1, 5.55%, 02/07/13	5,004,225
	SMG H5 Pty., Ltd.
19,330,781	Facility A Term Loan, 5.54%, 12/24/12	8,394,257

		14,517,794

AUSTRIA — 3.4%
EUR
	Sacher Funding Ltd.
33,337,027	Euro Term Loan, PIK, 2.11%, 05/14/14 (d)	22,413,746

DENMARK — 0.3%
EUR
	Nyco Holdings 3 ApS
2,000,000	Second Lien Facility D, 6.53%, 06/29/16	2,086,993

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)
FRANCE — 0.6%
EUR
	Vivarte
1,811,750	Acquisition Facility, 1.46%, 03/08/16 (e)	1,307,863
	Ypso Holding SA
914,552	Eur C (Acq) Facility, 3.94%, 12/31/15	935,276
1,717,724	Eur C (Recap) Facility, 3.94%, 12/31/15	1,768,807

		4,011,946

GERMANY — 0.9%
EUR
	CBR Fashion GmbH
4,500,000	Second Lien Facility, 4.94%, 10/19/16	2,388,569
	Kabel Baden Wurttemburg GmbH & Co. KG
1,076,284	Term B Facility, 3.33%, 06/09/14	1,311,417
1,076,284	Term C Facility, 3.83%, 06/09/15	1,309,672
	Lavena Holding 3 GmbH
6,781,978	Facility D, 5.96%, 09/02/16	527,975
6,690,918	Mezzanine Facility, PIK, 9.21%, 03/06/17	412,399
	Schieder Mobel Holding, GmbH
480,350	Delayed Draw Term Loan, 15.44% (d)	74,790

		6,024,822

IRELAND — 0.1%
EUR
	BCM Ireland Holdings Ltd.
1,000,000	Facility D, 5.19%, 03/31/16	696,712

ITALY — 0.6%
EUR
	Wind Telecomunicazioni S.p.A.
1,500,000	B1 Term Loan Facility, 3.10%, 05/27/13 (g)	1,921,206
1,500,000	C1 Term Loan Facility, 4.10%, 05/26/14 (g)	1,930,399

		3,851,605

NETHERLANDS — 0.5%
EUR
	Amsterdamse Beheer- En Consultingmaatschappij B.V.
1,500,000	Casema D Term Loan Facility, 5.78%, 03/14/16	1,811,066
1,000,000	Kabelcom D Term Loan Facility, 5.78%, 03/14/16	1,224,363

		3,035,429

SPAIN — 0.9%
EUR
	Grupo Gasmedi, S.L.

Principal Amount		Value ($)
1,610,342	Tranche B Term Loan, 3.67%, 08/11/14	1,709,517
1,610,342	Tranche C Term Loan, 4.17%, 08/11/15	1,709,517
1,666,667	Tranche E Second Lien Term Loan, 5.92%, 02/11/16	1,674,947
	Maxi PIX Sarl
2,661,375	Euro Term Loan, PIK, 9.26%, 05/31/16	649,814

		5,743,795

UNITED KINGDOM — 5.5%
GBP
	All3Media Intermediate Ltd.
663,243	Facility B1, 3.90%, 08/31/14	681,809
4,281,271	Facility C, 4.40%, 08/31/15	4,435,638
3,000,000	Facility D, 6.28%, 02/29/16	3,011,417
3,948,169	Mezzanine Loan, PIK, 11.24%, 08/31/16	4,010,943
	Ansco UK Finance Co. Ltd.
788,249	Tranche B Term Loan, 4.49%, 03/08/12	997,800
	Henson No. 4 Ltd.
1,899,866	Facility B, 5.50%, 10/03/13	2,060,276
1,899,866	Facility C, 6.00%, 02/13/15	2,075,594
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.46%, 12/31/14	1,085,779
1,000,000	Facility C, 3.96%, 12/31/15	1,191,263
1,135,302	Mezzanine Facility, PIK, 11.33%, 12/29/16	791,786
	SunGard UK Holdings Ltd.
1,354,126	U.K. Term Loan, 3.40%, 02/28/14	1,932,469
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.20%, 10/31/12	3,653,409
3,125,000	Facility B, 3.70%, 10/31/13	3,653,409
	United Biscuits Holdco Ltd.
3,383,459	Facility B1, 4.17%, 12/15/14	4,633,037
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 4.19%, 03/04/13	2,331,236

		36,545,865

UNITED STATES — 1.1%
GBP
	Aramark Corp.
1,221,875	U.K. Term Loan, 3.81%, 01/26/14	1,792,992
	Knowledgepoint360 Group, LLC
1,599,584	U.K. First Lien Term Loan, 4.63%, 04/26/14	1,999,028
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)
UNITED STATES (continued)
GBP
	PlayPower, Inc.
2,393,411	Tranche B Sterling Term Loan, 7.59%, 06/30/12	3,299,846

		7,091,866

	Total Foreign Denominated Senior Loans (Cost $201,282,783)	106,020,573

Principal Amount ($)		Value ($)
Asset-Backed Securities (i) — 0.3%
	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 3.48%, 06/15/22 (j)	65,000
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 5.36%, 04/20/21 (j)	66,915
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 2.58%, 04/15/21 (j)	49,530
3,000,000	Series 2007-CA, Class B, 1.71%, 05/14/20 (j)	180,000
	Babson CLO, Ltd.
1,005,981	Series 2007-1A, Class C, PIK, 2.36%, 01/18/21 (d) (j)	40,239
1,006,986	Series 2007-2A, Class D, PIK, 2.83%, 04/15/21 (d) (j)	20,140
1,011,861	Series 2007-2A, Class E, 4.78%, 04/15/21 (d)	10,119
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 2.71%, 03/17/21 (b) (j)	170,500
1,000,000	Series 2007-3A, Class E, 4.86%, 03/17/21 (j)	42,930
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 3.56%, 03/11/21 (j)	144,000
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-2A, Class B2L, 5.26%, 03/01/21 (j)	54,651
	Goldman Sachs Asset Management CLO, PLC,
2,049,494	Series 2007-1A, Class D, 3.78%, 08/01/22 (d) (j)	92,227
1,036,103	Series 2007-1A, Class E, PIK, 6.03%, 08/01/22 (d) (j)	28,493
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class E, 4.80%, 02/18/21 (d) (j)	45,000
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 2.59%, 04/17/21 (j)	59,500
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 2.13%, 05/01/22 (j)	300,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 4.61%, 01/20/21 (j)	40,000

Principal Amount ($)		Value ($)
Asset-Backed Securities (i) (continued)
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 4.63%, 04/15/21 (j)	85,000
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 4.16%, 02/26/21 (j)	20,000
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 3.39%, 06/27/22 (j)	100,000
	PPM Grayhawk CLO, Ltd.
942,190	Series 2007-1A, Class D, 4.71%, 04/18/21 (j)	47,109
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 2.44%, 04/27/21 (j)	50,224
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 3.06%, 02/27/21 (j)	194,664
1,000,000	Series 2007-1A, Class B2L, 5.16%, 02/27/21 (j)	60,166
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 2.46%, 04/17/21 (j)	160,000

	Total Asset-Backed Securities (Cost $29,052,851)	2,126,407

Claims (k) — 0.0%
AEROSPACE — 0.0%
	Delta Air Lines, Inc.
2,000,000	Comair ALPA Claim	15,000
1,500,000	Delta ALPA Claim	11,250
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim	4,374
2,914,735	Bell Atlantic Trade Claim	2,361
3,000,000	CIT Leasing Corp Trade Claim	2,430
5,000,000	EDC Trade Claims	4,050
9,587,700	Flight Attendant Claim	7,766
3,250,000	GE Trade Claim	2,633
5,690,250	IAM Trade Claim	4,609
6,250,000	Mesaba Trade Claim	5,063
6,322,050	Retiree Claim	5,121

		64,657

UTILITY — 0.0%
	Mirant Corp.
9,000,000	03 Revolver	90,000
2,000,000	364 Day Revolver	20,000
7,000,000	California Claim Loan	70,000
2,500,000	Cleco Trade Claim	25,000

		205,000

	Total Claims (Cost $8,099,920)	269,657

Shares
Common Stocks (k) — 0.2%
AEROSPACE — 0.0%
6,488	Delta Air Lines, Inc.	37,698

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

Shares		Value ($)
Common Stocks (k) (continued)
BROADCASTING — 0.0%
152,363	Communications Corp. of America (b) (c)	—

TRANSPORTATION — LAND TRANSPORTATION — 0.2%
2,023	JHT Holdings, Inc (b)	—
20,347	SIRVA Worldwide, Inc. (b)	943,694

		943,694

UTILITY — 0.0%
139,846	Entegra TC, LLC	262,211

	Total Common Stocks (Cost $3,114,718)	1,243,603

Units
Warrants (k) — 0.0%
AEROSPACE — 0.0%
	IAP Worldwide Services, Inc.
86,304	Series A, expires 06/12/15 (b)	—
	IAP Worldwide Services, Inc.
25,276	Series B, expires 06/12/15 (b)	—
	IAP Worldwide Services, Inc.
12,797	Series C, expires 06/12/15 (b)	—

		—

ENERGY — 0.0%
345,538	Value Creation, Inc., expires 01/28/14 (b)	—
345,538	Value Creation, Inc., expires 01/28/14 (b)	—

		—

	Total Warrants (Cost $ —)	—

Total Investments — 113.2% (Cost of $1,418,680,579) (l)		747,217,722

Other Assets & Liabilities, Net — (13.2)%		(86,842,844)

Net Assets — 100.0%		$660,374,878

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advantage Fund (“Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (h), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at May 31, 2009. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $56,074,841, or 8.5% of net assets, were fair valued as of May 31, 2009.

(c)	Affiliated issuer. Under Section2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended May 31, 2009.

	Par Value	Shares at	Market Value
	at May 31,	May 31,	May 31,	August 31,
	2009	2009	2009	2008

ComCorp Broadcasting, Inc. (Senior Loans) *	$2,513,997	—	$1,373,396	$2,309,752
Communications Corp of America (Common Stock)	—	152,363	—	688,681

	$2,513,997	152,363	$1,373,396	$2,998,433

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	Senior Loan assets have additional unfunded loan commitments. As of May 31, 2009, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

	Unfunded
	Loan
Borrower	Commitment
Mobileserv Ltd.	GBP	2,500,000
SIRVA Worldwide, Inc.		$1,621,008
Sorrenson Communications, Inc.		2,000,000
Tronox Worldwide LLC		4,092,991
Vivarte	EUR 3,164,000
Water PIK, Inc.		$1,000,000
Westgate Investments, LLC		2,777,519

		$17,155,518

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund

(f)	All or a portion of this position has not settled. Only the reference rate is in effect until settlement date.

(g)	Senior Loans held on participation.

(h)	Fixed rate senior loan.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at May 31, 2009.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2009, these securities amounted to $2,116,288 or 0.3% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. Federal income tax purposes is $1,419,154,090.

Gross unrealized appreciation	$788,271
Gross unrealized depreciation	(672,724,639)

Net unrealized depreciation	$(671,936,368)

AUD	Australian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
PIK	Payment-in-Kind

EUR	Euro Currency
GBP	Great Britain Pound
SEK	Swedish Kronor
Forward foreign currency contracts outstanding as of May 31, 2009 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	EUR	28,500,000	08/03/09	(3,426,662)
Sell	EUR	5,025,000	11/10/09	(434,752)
Sell	GBP	12,500,000	08/03/09	(2,352,181)
Sell	GBP	14,270,000	11/10/09	(1,785,101)

				$(7,998,696)

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Financial	4.5%
Diversified Media	2.2%
Broadcasting	2.0%
Retail	1.6%
Cable/Wireless Video	1.6%
Healthcare	1.1%
Food/Tobacco	1.1%
Telecommunications	1.0%
Consumer Durables	0.5%
Information Technology	0.3%
Gaming/Leisure	0.2%

Total	16.1%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund
Security Valuation:
In computing the Fund’s net assets, securities with readily available market quotations use those quotations or valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will generally be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation may may be priced by an independent pricing service. Generally, the Fund’s loan positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market value. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Currency Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse who guarantees the forwards against default.
FAS 157:
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund
value and the potential effect of these fair valuations on net assets, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. Adoption of FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of September 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy established under FAS 157 are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of May 31, 2009 is as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$747,217,722	$242,697	$435,919,891	$311,055,134

Total	$747,217,722	$242,697	$435,919,891	$311,055,134

Other Financial Instruments
(Unrealized Depreciation)	Total	Level 1	Level 2	Level 3
Forward Foreign Currency Contracts	$(7,998,696)	$—	$(7,998,696)	$—

Total	$(7,998,696)	$—	$(7,998,696)	$—

The Fund did not have any liabilities that were measured at fair value on a recurring basis at May 31, 2009.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Advantage Fund
The table below sets forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended May 31, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 29, 2008	$456,148,750
Transfers in/(out) of Level 3	216,700,475
Net amortization/(accretion) of premium/(discount)	1,551,520
Net realized gains/(losses)	(41,184,075)
Net unrealized gains/(losses)	(260,873,898)
Net purchases and sales	(61,287,638)

Balance as of May 31, 2009	$311,055,134

The $262,465,826 of net unrealized losses presented in the table above relate to investments that are still held at May 31, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended May 31, 2009, $216,700,475 of the Fund’s portfolio investments was transferred to/from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
New Accounting Pronouncements
In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurements. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009 but the Fund has elected not to adopt FSP 157-4 early. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.
Statement of Financial Accounting Standards No. 165, “Subsequent Events” is effective with interim or annual financial periods ending after June 15, 2009. One of the primary objectives of this new Statement is to introduce the concept of the financial statements being available to be issued as a measurement date for evaluating subsequent events. This concept would pertain more to private companies. Entities that have an expectation of widely distributing its financial statements to shareholders, including public entities (RICs), shall evaluate subsequent events through the date that the financial statements are issued.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 7/28/09

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary (principal financial officer)

Date 7/28/09

*	Print the name and title of each signing officer under his or her signature.